Fees and Expenses - Goose Hollow Multi-Strategy Income ETF	Jul. 24, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal period, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	1.06%
Acquired Fund Fees and Expenses(1)	0.42%
Total Annual Fund Operating Expenses	2.13%
Fee Waiver and Reimbursement (2)	(0.71)%
Total Annual Fund Operating Expenses After Fee Waiver	1.42%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal period, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	The adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2026 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.00%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board of Trustees upon sixty days’ written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 years
$145	$360	$593	$1,263

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended September 30, 2024, the Fund had a portfolio turnover of 35%.

Portfolio Turnover, Rate	35.00%